PROMISSORY NOTE PAYABLE (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 18, 2016	Aug. 31, 2017
Debt Instrument [Line Items]
Repayment of note payable		$ (30,000)
Promissory Note
Debt Instrument [Line Items]
Face value of note payable	$ 30,000
Repayment of note payable	$ 29,400
Interest rate of note payable	10.00%
Interest expense		$ 2,100